Law Offices
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Ave., N.W., Suite 500
Washington, DC 20036
202.419.8429
1933 Act Rule 485(a)(1)
1933 Act File No. 333-40455
1940 Act File No. 811-08495
December 19, 2008
VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Nationwide Mutual Funds
File Nos. 333-40455 and 811-08495
Dear Sir or Madam:
     Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment No. 96, Amendment No. 97 (the “Amendment”), to the Registration Statement on Form N-1A of Nationwide Mutual Funds (the “Trust”). This Amendment is being filed in order to update information in connection with recent changes to the Trust’s investment advisers and affiliated companies.
     In connection with the filing of this Amendment, we acknowledge, on behalf of the Trust that:
•	The Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the U.S. Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and

•	The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     The Registrant is requesting that the Amendment be effective on March 2, 2009, pursuant to Rule 485(a)(1) under the 1933 Act. Please direct any inquiries regarding this filing to my attention at (202) 419-8429 or to Allan Oster at Nationwide Fund Advisors at (484) 530-1467.

Respectfully,

/s/ Peter M. Hong Peter M. Hong
cc:     Allan Oster, Esquire